Document And Entity Information	3 Months Ended
Mar. 31, 2025
Document Information Line Items
Entity Central Index Key	0001514183
Amendment Description	AMENDMENT NO. 2
Document Type	S-1/A
Entity Registrant Name	SILO PHARMA, INC.
Entity Incorporation, State or Country Code	NV
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Amendment Flag	true